Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 84,158	$ (181,668)	$ (89,568)
Change in cumulative translation adjustment	3,116	7,059	(18,359)
Comprehensive income (loss)	$ 87,274	$ (174,609)	$ (107,927)